INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about intangible assets [abstract]
INTANGIBLE ASSETS
14.a. Accounting policy
Intangible assets acquired separately are measured at acquisition / formation cost upon their initial recognition. The cost of an intangible asset are capitalized until the asset becomes operational. The cost of an intangible asset acquired in a business combination is its fair value at the acquisition date.
After initial recognition, intangible assets are stated at acquisition and/or buildup cost, net of amortization and accumulated provision for impairment, where applicable. Intangible assets generated internally, excluding capitalized development costs, are not capitalized, and the expense is reflected in the statement of income for the year in which it is incurred.
The useful lives of intangible assets are considered finite or indefinite.
•Intangible assets with finite useful lives are amortized over their economic useful lives under the straight-line method and are tested for impairment whenever there is any indication of impairment loss. The amortization period and the amortization method for an intangible asset with a finite useful life are reviewed on an annual basis.

Changes in the estimated useful life or the expected pattern of consumption of future economic benefits embodied in an asset are accounted for by changing the amortization period or method, as appropriate, and treated as changes in accounting estimates. The amortization expense on intangible assets with finite lives is recognized in the statement of income in the cost/expense category consistent with the function of the intangible assets.
•Intangible assets with indefinite useful lives are not amortized, but are tested for impairment annually, either individually or at the CGU level. The assessment of indefinite life is reviewed annually to determine whether the indefinite life continues to be justifiable. Otherwise, changes in useful life – from indefinite to finite - are carried out prospectively. Goodwill generated upon investment acquisition is treated as an intangible asset with indefinite useful lives.

When goodwill has been allocated to a CGU and part of the operation within that CGU is disposed that, the goodwill associated with that operation is included in the carrying amount of the operation when determining the gain or loss on disposal. Goodwill disposed in these circumstances is allocated based on the relative fair values of the disposed operation and the portion of the CGU retained.
Gains and losses arising from derecognition of an intangible asset are measured as the difference between the net disposal proceeds and the carrying amount of the asset and recognized in the statement of income on disposal.
14.b. Critical estimates and judgments
The accounting treatment of the investment in intangible assets includes making estimates to determine the useful life for amortization purposes, particularly for assets acquired in business combinations.
The determination of the useful lives requires estimates in relation to the expected technological evolution and the alternative use of the assets. Hypotheses related to the technological aspect and its future development imply a significant degree of analysis, since the timing and nature of future technological changes are difficult to predict.
Information on the recoverability of fixed assets is presented in Note 15.
14.c. Breakdown and changes
A brief description of the key intangible asset items with finite useful lives, is as follows:
•Licenses: These include concession and authorization licenses, acquired from ANATEL for provision of telecommunication services. These also include licenses from business combinations.
•Software: This includes licenses for software used in the Company’s operating, commercial and administrative activities.
•Trademarks and customer portfolio: This includes intangible assets acquired through business combination. Other intangibles include non-compete agreements and relationships with suppliers and service providers.

	Indefinite useful life	Finite useful life
	Goodwill(1)	Licenses	Software	Trademarks	Customer portfolio	Other intangible assets	Software under development	Total
Balance on December 31, 2022	26,361,829	16,291,751	5,348,538	656,551	333,790	36,430	696,361	49,725,250
Additions(2)	—	63,132	182,161	—	—	—	2,677,678	2,922,971
Write-offs, net	—	—	(969)	—	—	—	—	(969)
Net transfers(3)	—	—	2,706,031	—	—	—	(2,571,541)	134,490
Merger – Vita IT	(22,770)	—	—	(451)	(18,122)	12,324	—	(29,019)
Business combination – Vale Saúde Sempre	51,637	—	—	774	607	6,175	—	59,193
Amortization (Note 26.)	—	(1,467,824)	(2,178,762)	(84,972)	(110,475)	(6,908)	—	(3,848,941)
Balance on December 31, 2023	26,390,696	14,887,059	6,056,999	571,902	205,800	48,021	802,498	48,962,975
Additions(2)	—	23,919	—	—	—	—	2,865,816	2,889,735
Write-offs, net	—	—	(3,592)	—	—	—	(650)	(4,242)
Net transfers(3)	—	—	2,874,907	—	—	—	(2,839,849)	35,058
Business combination – IPNET (Note 1.c.2.)	174,439	—	—	10,099	28,749	27,136	—	240,423
Amortization (Note 26.)	—	(1,315,724)	(2,341,474)	(85,829)	(112,423)	(6,852)	—	(3,862,302)
Balance on December 31, 2024	26,565,135	13,595,254	6,586,840	496,172	122,126	68,305	827,815	48,261,647

Balance on December 31, 2023
Cost	26,390,696	29,748,956	27,908,360	1,663,747	4,548,942	288,112	802,498	91,351,311
Accumulated amortization	—	(14,861,897)	(21,851,361)	(1,091,845)	(4,343,142)	(240,091)	—	(42,388,336)
Total	26,390,696	14,887,059	6,056,999	571,902	205,800	48,021	802,498	48,962,975

Balance on December 31, 2024
Cost	26,565,135	29,772,875	30,772,551	1,673,846	4,577,691	315,248	827,815	94,505,161
Accumulated amortization	—	(16,177,621)	(24,185,711)	(1,177,674)	(4,455,565)	(246,943)	—	(46,243,514)
Total	26,565,135	13,595,254	6,586,840	496,172	122,126	68,305	827,815	48,261,647

(1)Refer to the operations of Santo Genovese Participações (2004); Spanish and Figueira (2006); Telefônica Televisão Participações (2008); Vivo Participações (2011); GVT Participações (2015); Garliava and Vita IT (2022), VSS (2023) and IPNET (2024)..
(2)Licenses refer to the acquisition of 5G licenses (in 2021) and extensions of authorizations for the right to use radio frequencies for SMP exploration.
(3)Total balances refer to transfers between classes of property and equipment and intangible assets (Note 13.c.).
14.d. Amortization rates
Below, we present the annual amortization rates for the years ended December 31, 2024 and 2023.

Description	12.31.2024			12.31.2023
Licenses	3.60%	to	24.00%	3.60%	to	20.34%
Softwares	20.00%			20.00%
Trademarks	5.13%	to	23.50%	5.13%	to	23.50%
Customer portfolio	9.52%	to	20.70%	9.52%	to	20.70%
Other intangible assets	6.67%	to	20.00%	6.67%	to	20.00%